SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings / (loss) per share (Note 9):
Weighted average ordinary shares outstanding, beginning balance	95,487,677	94,861,997	94,996,397	94,012,752
Change in shares restricted stock issuance	1,774	666	333	500
Weighted average ordinary shares outstanding, restricted stock issuance	1,774	585	317	439
Change in shares restricted stock issuance one	1,333	40,000	12,751	22,440
Weighted average ordinary shares outstanding, restricted stock issuance one	996	12,889	7,356	18,451
Change in shares restricted stock issuance two		1,484	242,455	250
Weighted average ordinary shares outstanding, restricted stock issuance two		132	138,546	175
Change in shares restricted stock issuance three			235,741	333
Weighted average ordinary shares outstanding, restricted stock issuance three			133,414	224
Change in shares restricted stock issuance four			1,774	247,286
Weighted average ordinary shares outstanding, restricted stock issuance four			906	145,624
Change in shares restricted stock issuance five			1,333	578,436
Weighted average ordinary shares outstanding, restricted stock issuance five			498	337,421
Change in shares restricted stock issuance six				666
Weighted average ordinary shares outstanding, restricted stock issuance six				292
Change in shares restricted stock issuance seven				40,000
Weighted average ordinary shares outstanding, restricted stock issuance seven				6,444
Change in shares restricted stock issuance eight				1,484
Weighted average ordinary shares outstanding, restricted stock issuance eight				66
Change in shares, return of shares	(82,331)		(82,331)
Weighted average ordinary shares outstanding, return of shares	(53,379)		(26,690)
Weighted average ordinary shares outstanding, ending balance	95,437,068	94,875,603	95,250,744	94,521,888